RETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of defined benefit plans	Amounts recognized in respect of these defined benefit plans were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Current service cost	$139.1	$153.0	$150.5
Net interest expense	142.3	122.7	106.3
Components of defined benefit costs recognized in profit or loss	281.4	275.7	256.8
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(16.2)	(774.6)	(764.2)
			(Continued)

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Actuarial loss arising from experience adjustments	$68.3	$911.7	$539.5
Actuarial loss arising from changes in demographic assumptions	-	-	581.5
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(281.5)	336.5
Components of defined benefit costs recognized in other comprehensive income	623.4	(144.4)	693.3

Total	$904.8	$131.3	$950.1
			(Concluded)

Disclosure of additional information about defined benefit plans	The pension costs of the aforementioned defined benefit plans were recognized in profit or loss by the following categories:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Cost of revenue	$182.3	$178.5	$169.1
Research and development expenses	76.1	75.3	69.5
General and administrative expenses	19.3	18.4	15.1
Marketing expenses	3.7	3.5	3.1

	$281.4	$275.7	$256.8

Disclosure of net defined benefit liability (asset)	The amounts arising from the defined benefit obligation of the Company were as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Present value of defined benefit obligation	$18,332.2	$19,339.1
Fair value of plan assets	(10,751.5)	(13,326.8)

Net defined benefit liability	$7,580.7	$6,012.3
Movements in the present value of the defined benefit obligation were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$17,484.0	$17,995.1	$18,332.2
Current service cost	139.1	153.0	150.5
Interest expense	304.0	242.8	281.1
Remeasurement:
Actuarial loss arising from experience adjustments	68.3	911.7	539.5
Actuarial (gain) loss arising from changes in financial assumptions	571.3	(281.5)	336.5
Actuarial loss arising from changes in demographic assumptions	-	-	581.5
Benefits paid from plan assets	(556.5)	(679.1)	(803.3)
Benefits paid directly by the Company	(15.1)	(9.8)	(78.9)

Balance, end of year	$17,995.1	$18,332.2	$19,339.1
Movements in the fair value of the plan assets were as follows:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$8,162.9	$8,737.9	$10,751.5
Interest income	161.7	120.1	174.8
Remeasurement:
Return on plan assets (excluding amounts included in net interest expense)	16.2	774.6	764.2
Contributions from employer	953.6	1,798.0	2,439.7
Benefits paid from plan assets	(556.5)	(679.1)	(803.4)

Balance, end of year	$8,737.9	$10,751.5	$13,326.8

Disclosure of fair value of plan assets	The fair value of the plan assets by major categories at the end of reporting period was as follows:

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Cash	$1,569.7	$1,652.5
Equity instruments	6,245.6	8,224.0
Debt instruments	2,936.2	3,450.3
	$10,751.5	$13,326.8

Disclosure of principal actuarial assumptions	The actuarial valuations of the present value of the defined benefit obligation were carried out by qualified actuaries. The principal assumptions of the actuarial valuation were as follows:

	Measurement Date
	December 31, 2024	December 31, 2025

Discount rate	1.60%	1.40%
Future salary increase rate	4.00%	4.00%